Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000234391 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	8.20%
C000234391 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000234391 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Total Investments	7.40%
C000234391 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000234391 | Western Midstream Partners LP
Holdings [Line Items]
Percent of Total Investments	5.60%
C000234391 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234391 | Sempra
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234391 | Clearway Energy, Inc.C
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234391 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234391 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234391 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	73.70%
C000234391 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	22.30%
C000234391 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248822 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	6.80%
C000248822 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000248822 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248822 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248822 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248822 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248822 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000248822 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000248822 | Signal Peak CLO 8 Ltd.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248822 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248822 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000248822 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000248822 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000248822 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248822 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000250828 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.00%
C000250828 | Wellington Management CLO 3 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250828 | Ballyrock CLO 27 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250828 | AGL CLO 33 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250828 | Symphony CLO 45 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250828 | State Street Institutional U.S. Government Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250828 | AssuredPartners, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000250828 | Bausch & Lomb Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250828 | Motion Finco SARL
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250828 | Trident TPI Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250828 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000250828 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000250828 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250828 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250828 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000250828 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250828 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%